Research and development	12 Months Ended
Dec. 31, 2014
Research and Development Expense [Abstract]
Research and development
Research and development

Research and Development consists of the following:

	Year ended December 31,
	2012	2013	2014
Research and development expenses	150,118	76,427	64,763
Research and development grants and credits	(899)	(1,036)	(905)
Total research and development	149,219	75,391	63,858

The Company’s operations in the Netherlands, Germany and the United States receive research and development grants and credits from various sources.